SIGNIFICANT ACCOUNTING POLICIES - Share-based payments (Details) - PSU's	12 Months Ended
Dec. 31, 2018
Minimum
Share-based payments
Units issued as percent to number granted	0.00%
Maximum
Share-based payments
Units issued as percent to number granted	200.00%